Acquisition of Rockcliff Metals Corporation	12 Months Ended
Dec. 31, 2023
Rockcliff Metals Corporation [Member]
Disclosure of asset acquisitions [line items]
Acquisition of Rockcliff Metals Corporation [Text Block]

6. Acquisition of Rockcliff Metals Corporation

On September 14, 2023, Hudbay acquired all of the issued and outstanding common shares of Rockcliff, as part of a court-approved plan of arrangement. In doing so, Hudbay obtained control of Rockcliff on September 14, 2023. As described in Note 1 above, on January 1, 2024, Hudbay amalgamated with Rockcliff and continued as Hudbay Minerals Inc. Following the amalgamation, the Company directly holds all of Rockcliff's mineral properties and other assets.

Management determined that substantially all of the fair value of the gross assets acquired is concentrated in the Talbot exploration property and therefore accounted for the transaction as an asset acquisition.

The purchase consideration paid was 2,675,324 Hudbay common shares and 517,460 Hudbay warrants. For asset acquisitions settled with equity, entities are required to record the net assets acquired based on the fair value of the assets received in exchange for the equity issued, unless that fair value cannot be estimated reliably. Hudbay incurred acquisition related costs of $518 during the third quarter of 2023, mainly relating to external legal and advisory fees and due diligence costs, which were capitalized and included as a cost of acquiring the net assets.

The fair value of the net assets acquired was determined using a combination of income and cost methods. In particular, the fair values of the exploration property have been calculated using significant judgements and estimates. The following presents the fair value amounts of identifiable assets acquired and liabilities assumed:

Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalents	$270
Accounts receivable and prepaid expenses	98
Property, plant & equipment	33
Exploration property	14,198
Accounts payable and accrued liabilities	(305)
Advance from Hudbay	(548)
Total fair value of net identifiable assets acquired	$13,746